Bank Borrowing - Additional Information (Detail) $ in Thousands, ¥ in Millions			12 Months Ended
	Jun. 22, 2015 CNY (¥)	Dec. 06, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Jun. 24, 2015 USD ($)	Jun. 24, 2015 CNY (¥)	Sep. 30, 2014 USD ($)	Dec. 06, 2013 CNY (¥)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	¥ 300.0
Term deposit used as collateral					¥ 103.6
Line of credit facility, current borrowing	¥ 103.6
Line of credit facility , interest rate	3.625%
Line of credit facility, effective period	3 years
Release of restricted cash			$ 16,405	¥ 100.0
Bank borrowing, fair value | $			$ 16,389					$ 16,362
China Distance Education Limited ("CDEL Hong Kong") | Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 16,000				$ 16,300	¥ 103.6		¥ 100.0
Term loan agreement interest rate		2.40%							2.40%
Term loan maturity period		18 months
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Term Loan
Debt Instrument [Line Items]
Term deposit used as collateral							¥ 103.6		¥ 100.0